FAIR VALUE MEASUREMENTS - (Narrative) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Fair value of promissory notes discount rate		11.85%	13.83%
Credit spread percentage	7.56%	6.67%	7.56%
Maximum [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Fair value of promissory notes discount rate	14.28%
Minimum [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Fair value of promissory notes discount rate	13.79%